STOCK-BASED COMPENSATION	3 Months Ended
Dec. 31, 2013
STOCK-BASED COMPENSATION [Abstract]
STOCK-BASED COMPENSATION
NOTE 6- STOCK-BASED COMPENSATION

Stock-based compensation cost is measured at the grant date, based on the estimated fair value of the award, and is recognized over the required vesting period. The Company recognized $25,632 and $0 in stock-based compensation expense during the three months ended December 31, 2013 and 2012, respectively.  These expenses were recorded as exploration costs and as general and administrative expenses in the condensed consolidated statements of operations.

The following table summarizes the Company's stock option activity during the three-month period ended December 31, 2013.

	Number of Options	Weighted Average Exercise Price
Outstanding at beginning of period	-	-
Granted	2,000,000	$0.12
Exercised	-	-
Cancelled	-	-
Outstanding at end of period	2,000,000	$0.12

Exercisable at end of period	-	-

The Black-Scholes option-pricing model is used to estimate the fair value of options granted. The fair values of stock options granted for the three months ended December 31, 2013 were based on the following assumptions at the date of grant as follows:

Expected dividend yield	-%
Expected stock price volatility	91.42%
Risk-free interest rate	1.53%
Expected life of options	5.75 years
Grant date fair value	0.09

The Company used a variety of comparable and peer companies to determine the expected volatility. The Company has no historical data regarding the expected life of the options and therefore used the simplified method of calculating the expected life. The risk free rate was calculated using the U.S. Treasury constant maturity rates similar to the expected life of the options, as published by the Federal Reserve. The Company has no plans to declare any future dividends.

As of December 31, 2013 there was $151,666 of unrecognized stock-based compensation cost, related to the stock option grant that is expected to be expensed over a period of two years.  There was $0 of intrinsic value for options outstanding as of December 31, 2013.